Goodwill and Other Intangible Assets (Intangible Assets) - Additional Information (Details) - USD ($)	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Impairment in goodwill	$ 0
Predecessor [Member]
Finite Lived Intangible Assets [Line Items]
Amortization of Intangible Assets			$ 2,900,000			$ 3,400,000
Successor
Finite Lived Intangible Assets [Line Items]
Amortization of Intangible Assets		$ 18,100,000		$ 52,800,000
Customer Relations And Supply Agreements [Member] | Weighted Average [Member]
Finite Lived Intangible Assets [Line Items]
Useful life				11 years
Favorable leasehold arrangements, net [Member] | Weighted Average [Member]
Finite Lived Intangible Assets [Line Items]
Useful life				12 years
Trade Names [Member]
Finite Lived Intangible Assets [Line Items]
Useful life					30 years
Noncompete Agreements | Weighted Average [Member]
Finite Lived Intangible Assets [Line Items]
Useful life				2 years
Deferred Loan Origination Costs | Weighted Average [Member]
Finite Lived Intangible Assets [Line Items]
Useful life				4 years
Aloha Petroleum, Ltd [Member]
Finite Lived Intangible Assets [Line Items]
Goodwill related adjustments				$ (49,192,000)
ETP Merger [Member]
Finite Lived Intangible Assets [Line Items]
Goodwill related adjustments				$ (14,346,000)
ETP Merger [Member] | Predecessor [Member]
Finite Lived Intangible Assets [Line Items]
Goodwill related adjustments					$ 1,302,924,000